INVESTMENT SECURITIES - Amounts reclassified to profit or loss from OCI before taxes (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investment securities [abstract]
Redemptions or sales	$ (104,012)	$ (135,465)
ECL allowance	1,236	3,678
Total reclassified to profit or loss	$ (102,775)	$ (131,787)